UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05547

The Laudus Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Laudus Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1.	Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	132,140,512	141,868,746
99.7%	Total Investments	132,140,512	141,868,746
0.3%	Other Assets and Liabilities, Net		431,561
100.0%	Net Assets		142,300,307

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Australia 1.8%
Insurance 1.8%
QBE Insurance Group Ltd.	288,535	2,577,988

China 2.1%
Telecommunication Services 2.1%
China Mobile Ltd.	286,500	3,020,619

France 6.2%
Capital Goods 2.7%
Compagnie de Saint-Gobain	81,873	3,808,515
Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Sanofi	62,611	5,063,051
		8,871,566

Germany 10.5%
Automobiles & Components 2.2%
Daimler AG — Reg'd	42,183	3,130,635
Insurance 2.3%
Allianz SE — Reg'd	20,059	3,310,495
Software & Services 3.5%
SAP SE	58,215	5,035,891
Telecommunication Services 2.1%
Deutsche Telekom AG — Reg'd	171,231	2,937,845
Utilities 0.4%
RWE AG *	41,071	509,636
		14,924,502

Italy 4.9%
Energy 3.3%
Eni S.p.A.	289,056	4,685,908
Utilities 1.6%
Enel S.p.A.	510,687	2,244,826
		6,930,734

Japan 16.1%
Automobiles & Components 3.9%
Honda Motor Co., Ltd.	171,800	5,015,751
Sumitomo Electric Industries Ltd.	32,400	466,538
		5,482,289
Security	Number of Shares	Value ($)
Capital Goods 1.8%
Mitsubishi Electric Corp.	184,900	2,571,804
Household & Personal Products 0.6%
Kao Corp.	17,800	842,560
Insurance 3.4%
Tokio Marine Holdings, Inc.	119,000	4,872,223
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Takeda Pharmaceutical Co., Ltd.	108,500	4,501,233
Technology Hardware & Equipment 2.5%
Canon, Inc.	128,600	3,621,656
Telecommunication Services 0.7%
NTT DOCOMO, Inc.	42,900	975,772
		22,867,537

Netherlands 2.8%
Food & Staples Retailing 2.8%
Koninklijke Ahold Delhaize N.V.	185,913	3,915,885

Singapore 5.2%
Banks 2.9%
United Overseas Bank Ltd.	295,897	4,157,024
Telecommunication Services 2.3%
Singapore Telecommunications Ltd.	1,282,200	3,216,315
		7,373,339

Spain 6.5%
Banks 1.2%
Banco Santander S.A.	330,578	1,719,756
Telecommunication Services 2.3%
Telefonica S.A.	361,160	3,334,358
Utilities 3.0%
Iberdrola S.A.	647,984	4,242,924
		9,297,038

Sweden 2.8%
Telecommunication Services 2.8%
Telia Co. AB	988,065	3,969,246

Switzerland 15.2%
Capital Goods 3.5%
ABB Ltd. — Reg'd *	238,431	5,016,996
Food, Beverage & Tobacco 2.5%
Nestle S.A. — Reg'd	48,971	3,508,163
Insurance 3.2%
Zurich Insurance Group AG *	16,808	4,619,171
Materials 3.5%
Syngenta AG — Reg'd	12,493	4,936,017

Laudus Mondrian International Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Novartis AG — Reg'd	49,547	3,603,228
		21,683,575

Taiwan 2.7%
Semiconductors & Semiconductor Equipment 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	677,154	3,792,911

United Kingdom 22.9%
Banks 2.8%
Lloyds Banking Group plc	5,193,277	3,987,794
Energy 7.5%
BP plc	812,547	5,089,329
Royal Dutch Shell plc, A Shares (a)	7,544	208,241
Royal Dutch Shell plc, A Shares (a)	2,587	70,562
Royal Dutch Shell plc, B Shares	182,653	5,247,967
		10,616,099
Food & Staples Retailing 3.1%
Tesco plc *	1,728,291	4,406,791
Household & Personal Products 2.5%
Unilever plc	88,775	3,590,048
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
GlaxoSmithKline plc	241,436	4,637,620
Security	Number of Shares	Value ($)
Retailing 1.8%
Kingfisher plc	595,467	2,565,500
Utilities 2.0%
National Grid plc	243,069	2,839,954
		32,643,806
Total Common Stock
(Cost $132,140,512)		141,868,746

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $135,284,675 and the unrealized appreciation and depreciation were $12,411,794 and ($5,827,723), respectively, with a net unrealized appreciation of $6,584,071.
At 12/31/16, the values of certain foreign securities held by the fund aggregating $141,868,746 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.

Reg'd –	Registered

In addition to the above, the fund held the following at 12/31/16:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation ($)
Forward Foreign Currency Exchange Contracts
01/04/2017	Barclays Capital, Inc.	USD	353,888	JPY	41,360,617	(2,400)

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$141,868,746	$—	$141,868,746
Total	$—	$141,868,746	$—	$141,868,746
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contract[2]	$—	($2,400)	$—	($2,400)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contract is not included in Investments in the schedule of portfolio holdings and is valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
101.6%	Common Stock	364,408,762	334,106,790
2.8%	Preferred Stock	6,952,780	9,155,406
3.4%	Other Investment Company	11,311,494	11,311,494
107.8%	Total Investments	382,673,036	354,573,690
(7.8%)	Other Assets and Liabilities, Net		(25,594,300)
100.0%	Net Assets		328,979,390

Security	Number of Shares	Value ($)
Common Stock 101.6% of net assets

Brazil 4.0%
Food, Beverage & Tobacco 0.9%
Ambev S.A. ADR	594,100	2,917,031
Software & Services 1.6%
Cielo S.A.	609,530	5,212,084
Transportation 1.5%
CCR S.A.	1,056,200	5,164,861
		13,293,976

China 17.9%
Banks 2.4%
China Construction Bank Corp., H Shares	10,384,000	7,952,376
Capital Goods 2.0%
Beijing Enterprises Holdings Ltd.	1,413,500	6,653,364
Consumer Durables & Apparel 1.6%
Belle International Holdings Ltd.	9,243,848	5,178,130
Food, Beverage & Tobacco 3.9%
Want Want China Holdings Ltd.	2,763,000	1,764,590
WH Group Ltd.	13,819,500	11,139,852
		12,904,442
Household & Personal Products 1.0%
Hengan International Group Co., Ltd.	430,000	3,149,383
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
CSPC Pharmaceutical Group Ltd.	2,036,000	2,167,889
Telecommunication Services 3.4%
China Mobile Ltd.	1,063,000	11,207,391
Utilities 2.9%
China Resources Power Holdings Co., Ltd.	6,081,291	9,618,658
		58,831,633

Hong Kong 0.9%
Consumer Services 0.9%
Sands China Ltd.	686,400	2,961,249

India 14.7%
Automobiles & Components 3.0%
Bajaj Auto Ltd.	251,400	9,733,843
Security	Number of Shares	Value ($)
Banks 2.8%
Axis Bank Ltd.	487,377	3,216,164
Housing Development Finance Corp., Ltd.	323,464	5,998,929
		9,215,093
Capital Goods 1.4%
Larsen & Toubro Ltd.	226,827	4,493,575
Energy 4.2%
Cairn India Ltd.	2,573,180	9,140,445
Reliance Industries Ltd.	294,439	4,683,577
		13,824,022
Software & Services 3.3%
HCL Technologies Ltd.	574,690	6,997,685
Infosys Ltd.	250,920	3,724,290
Infosys Ltd. ADR	15,400	228,382
		10,950,357
		48,216,890

Indonesia 2.5%
Banks 2.5%
PT Bank Mandiri (Persero) Tbk	3,602,700	3,083,491
PT Bank Rakyat Indonesia (Persero) Tbk	5,951,800	5,140,654
		8,224,145

Kazakhstan 0.9%
Energy 0.9%
KazMunaiGas Exploration Production JSC GDR *	377,174	2,900,468

Malaysia 5.9%
Banks 2.2%
AMMB Holdings Berhad (b)	7,455,800	7,151,952
Consumer Services 1.7%
Genting Malaysia Berhad	5,366,800	5,471,136
Utilities 2.0%
Tenaga Nasional Berhad	2,161,900	6,693,658
		19,316,746

Mexico 4.3%
Banks 0.9%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	422,573	3,038,300
Real Estate 3.4%
Fibra Uno Administracion S.A. de C.V.	7,224,000	11,067,926
		14,106,226

Peru 1.6%
Banks 1.6%
Credicorp Ltd.	33,513	5,290,362

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Philippines 1.9%
Telecommunication Services 1.9%
PLDT, Inc. ADR	221,973	6,115,356

Qatar 2.5%
Banks 2.5%
Qatar National Bank SAQ	186,868	8,358,237

Republic of Korea 10.9%
Automobiles & Components 3.0%
Hyundai Mobis Co., Ltd.	45,032	9,831,524
Banks 0.5%
Shinhan Financial Group Co., Ltd.	41,178	1,544,223
Technology Hardware & Equipment 4.0%
Samsung Electronics Co., Ltd.	8,762	13,040,590
Telecommunication Services 3.4%
SK Telecom Co., Ltd.	61,302	11,361,773
		35,778,110

Russia 4.2%
Energy 4.2%
Gazprom PJSC ADR	1,786,548	9,093,529
Lukoil PJSC ADR	86,064	4,829,912
		13,923,441

South Africa 6.1%
Real Estate 1.6%
Growthpoint Properties Ltd.	2,730,013	5,140,041
Retailing 2.7%
Woolworths Holdings Ltd.	1,728,517	8,943,436
Telecommunication Services 1.8%
MTN Group Ltd.	665,184	6,092,221
		20,175,698

Switzerland 0.8%
Consumer Durables & Apparel 0.8%
Cie Financiere Richemont S.A.	382,292	2,522,695

Taiwan 14.2%
Banks 2.7%
Mega Financial Holding Co., Ltd.	12,308,153	8,752,963
Semiconductors & Semiconductor Equipment 6.6%
MediaTek, Inc.	957,000	6,393,468
Taiwan Semiconductor Manufacturing Co., Ltd.	2,769,719	15,513,899
		21,907,367
Technology Hardware & Equipment 2.3%
Asustek Computer, Inc.	927,000	7,589,687
Telecommunication Services 2.6%
Taiwan Mobile Co., Ltd.	2,665,000	8,579,482
		46,829,499

Thailand 1.9%
Banks 1.9%
Kasikornbank PCL NVDR	1,232,400	6,086,703

Security	Number of Shares	Value ($)
Turkey 1.0%
Telecommunication Services 1.0%
Turk Telekomunikasyon A/S	2,193,397	3,278,516

United Arab Emirates 2.1%
Real Estate 2.1%
Emaar Malls PJSC (b)	9,846,964	7,029,618

United Kingdom 1.8%
Household & Personal Products 1.8%
Unilever plc	149,694	6,053,604

United States 1.5%
Health Care Equipment & Services 1.5%
Abbott Laboratories	125,322	4,813,618
Total Common Stock
(Cost $364,408,762)		334,106,790

Preferred Stock 2.8% of net assets

Brazil 2.8%
Materials 2.8%
Suzano Papel e Celulose S.A.	2,096,900	9,155,406
Total Preferred Stock
(Cost $6,952,780)		9,155,406

Other Investment Company 3.4% of net assets

United States 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (a)	11,311,494	11,311,494
Total Other Investment Company
(Cost $11,311,494)		11,311,494

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $398,589,992 and the unrealized appreciation and depreciation were $9,088,495 and ($53,104,797), respectively, with a net unrealized depreciation of ($44,016,302).
At 12/31/16, the values of certain foreign securities held by the fund aggregating $292,967,312 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	Illiquid security. At the period end, the value of these amounted to $14,181,570 or 4.3% of net assets.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$225,446,453	$—	$225,446,453
Brazil [1]	—	10,376,945	—	10,376,945
Food, Beverage & Tobacco	2,917,031	—	—	2,917,031
India [1]	—	37,266,533	—	37,266,533
Software & Services	228,382	10,721,975	—	10,950,357
Kazakhstan [1]	2,900,468	—	—	2,900,468
Mexico [1]	14,106,226	—	—	14,106,226
Peru [1]	5,290,362	—	—	5,290,362
Philippines [1]	6,115,356	—	—	6,115,356
Russia [1]	13,923,441	—	—	13,923,441
United States[1]	4,813,618	—	—	4,813,618
Preferred Stock[1]	—	9,155,406	—	9,155,406
Other Investment Company[1]	11,311,494	—	—	11,311,494
Total	$61,606,378	$292,967,312	$—	$354,573,690
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $14,106,197 from Level 1 to Level 2 for the period ended December 31, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period

Laudus Trust
Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
85.9%	Government Bonds	99,530,430	94,046,357
12.8%	Supranational	16,377,076	14,052,230
0.7%	Other Investment Company	718,010	718,010
99.4%	Total Investments	116,625,516	108,816,597
0.6%	Other Assets and Liabilities, Net		670,517
100.0%	Net Assets		109,487,114

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 85.9% of net assets

Austria 4.4%
Austria Government Bond
6.25%, 07/15/27 (EUR)	2,870,000	4,859,148

Canada 2.7%
Canada Government International Bond
3.50%, 01/13/20 (EUR)	2,540,000	2,984,107

Finland 4.2%
Finland Government Bond
3.50%, 04/15/21 (EUR)	3,765,000	4,645,530

France 4.4%
France Government Bond OAT
0.00%, 05/25/20 (EUR) (b)	365,000	390,766
5.75%, 10/25/32 (EUR)	1,025,000	1,815,038
3.25%, 05/25/45 (EUR)	1,810,000	2,627,843
		4,833,647

Germany 0.6%
Bundesrepublik Deutschland
0.00%, 08/15/26 (EUR) (b)	600,000	620,064

Japan 20.1%
Japan Government Ten Year Bond
0.60%, 03/20/24 (JPY)	236,000,000	2,113,247
0.10%, 06/20/26 (JPY)	412,000,000	3,552,045
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	325,200,000	3,710,638
1.70%, 03/20/44 (JPY)	266,400,000	2,856,923
0.30%, 06/20/46 (JPY)	190,000,000	1,453,627
Japan Government Twenty Year Bond
1.60%, 06/20/30 (JPY)	290,000,000	2,943,963
0.20%, 06/20/36 (JPY)	668,000,000	5,339,588
		21,970,031

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Malaysia 3.1%
Malaysia Government Bond
4.05%, 09/30/21 (MYR)	5,500,000	1,231,291
4.18%, 07/15/24 (MYR)	8,980,000	1,984,408
4.25%, 05/31/35 (MYR)	670,000	141,378
		3,357,077

Mexico 4.9%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	53,000,000	2,495,460
7.50%, 06/03/27 (MXN)	20,500,000	985,945
7.75%, 11/23/34 (MXN)	38,780,000	1,858,757
		5,340,162

Netherlands 4.8%
Netherlands Government Bond
5.50%, 01/15/28 (EUR)	3,208,490	5,227,376

New Zealand 4.4%
New Zealand Government Bond
5.00%, 03/15/19 (NZD)	200,000	147,062
5.50%, 04/15/23 (NZD)	1,935,000	1,539,381
4.50%, 04/15/27 (NZD)	4,059,000	3,102,294
		4,788,737

Poland 6.9%
Poland Government Bond
4.75%, 04/25/17 (PLN)	1,740,000	419,943
1.50%, 04/25/20 (PLN)	7,320,000	1,693,974
2.50%, 07/25/26 (PLN)	9,750,000	2,120,832
5.75%, 04/25/29 (PLN)	11,600,000	3,291,515
		7,526,264

Spain 11.1%
Spain Government Bond
1.40%, 01/31/20 (EUR)	4,400,000	4,831,884
1.60%, 04/30/25 (EUR)	4,700,000	5,124,898
4.20%, 01/31/37 (EUR)	1,613,000	2,260,412
		12,217,194

Sweden 4.8%
Sweden Government Bond
3.75%, 08/12/17 (SEK)	25,285,000	2,854,019
5.00%, 12/01/20 (SEK)	16,100,000	2,142,780
3.50%, 06/01/22 (SEK)	2,300,000	302,217
		5,299,016

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
United Kingdom 9.5%
United Kingdom Gilt
1.75%, 07/22/19 (GBP)	2,700,000	3,467,733
3.75%, 09/07/21 (GBP)	2,685,000	3,809,644
2.75%, 09/07/24 (GBP)	2,220,000	3,100,627
		10,378,004
Total Government Bonds
(Cost $99,530,430)		94,046,357

Supranational* 12.8% of net assets
Asian Development Bank
2.35%, 06/21/27 (JPY)	460,000,000	4,920,873
European Investment Bank
1.40%, 06/20/17 (JPY)	490,000,000	4,225,592
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	570,000,000	4,905,765
Total Supranational
(Cost $16,377,076)		14,052,230
Security	Number of Shares	Value ($)
Other Investment Company 0.7% of net assets

United States 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (a)	718,010	718,010
Total Other Investment Company
(Cost $718,010)		718,010

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $118,136,294 and the unrealized appreciation and depreciation were $1,312,663 and ($10,632,360), respectively, with a net unrealized depreciation of ($9,319,697).
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The rate shown is the 7-day yield.
(b)	Zero Coupon Bond.

EUR –	euro currency
GBP –	Great British pound
JPY –	Japanese yen
MXN –	Mexican peso
MYR –	Malaysian ringgit
NZD –	New Zealand dollar
PLN –	Polish zloty
SEK –	Swedish krona
USD –	U.S. dollar

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 12/31/16:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
01/25/2017	State Street Bank & Trust Co.	GBP	198,500	USD	244,777	1,147
01/25/2017	State Street Bank & Trust Co.	GBP	491,000	USD	605,469	(16,798)
01/25/2017	State Street Bank & Trust Co.	GBP	426,500	USD	525,931	(6,296)
01/25/2017	State Street Bank & Trust Co.	GBP	5,068,500	USD	6,250,137	38,133
01/25/2017	State Street Bank & Trust Co.	NZD	70,500	USD	48,943	325
01/25/2017	State Street Bank & Trust Co.	NZD	171,000	USD	118,712	(4,659)
01/25/2017	State Street Bank & Trust Co.	NZD	71,500	USD	49,637	(941)
01/25/2017	State Street Bank & Trust Co.	NZD	596,500	USD	414,105	(21,494)
01/25/2017	State Street Bank & Trust Co.	NZD	81,000	USD	56,232	(2,844)
01/25/2017	State Street Bank & Trust Co.	NZD	889,500	USD	617,513	(16,856)
01/25/2017	State Street Bank & Trust Co.	NZD	649,500	USD	450,899	(11,375)
01/25/2017	State Street Bank & Trust Co.	USD	657,877	GBP	533,500	16,634
01/25/2017	State Street Bank & Trust Co.	USD	235,528	GBP	191,000	2,991
01/25/2017	State Street Bank & Trust Co.	USD	291,636	GBP	236,500	2,444
01/25/2017	State Street Bank & Trust Co.	USD	246,627	GBP	200,000	2,101
01/25/2017	State Street Bank & Trust Co.	USD	262,041	GBP	212,500	6,918
01/25/2017	State Street Bank & Trust Co.	USD	775,024	GBP	628,500	(6,505)
01/25/2017	State Street Bank & Trust Co.	USD	167,655	NZD	241,500	3,424
01/25/2017	State Street Bank & Trust Co.	USD	6,335,497	NZD	9,126,000	175,356
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						161,705

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$94,046,357	$—	$94,046,357
Supranational	—	14,052,230	—	14,052,230
Other Investment Company[1]	718,010	—	—	718,010
Total	$718,010	$108,098,587	$—	$108,816,597
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$249,473	$—	$249,473
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($87,768)	$—	($87,768)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.

Laudus Trust
Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
66.7%	Government Bonds	5,917,109	5,381,109
31.4%	U.S. Government Securities	2,552,275	2,537,149
0.6%	Other Investment Company	47,355	47,355
0.4%	Short-Term Investment	33,684	33,685
99.1%	Total Investments	8,550,423	7,999,298
0.9%	Other Assets and Liabilities, Net		71,355
100.0%	Net Assets		8,070,653

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 66.7% of net assets

Brazil 3.7%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21 (BRL)	60,000	17,800
10.00%, 01/01/23 (BRL)	550,000	159,412
10.00%, 01/01/25 (BRL)	430,000	122,839
		300,051

Colombia 1.6%
Colombian TES
5.00%, 11/21/18 (COP)	168,000,000	55,088
10.00%, 07/24/24 (COP)	3,000,000	1,182
6.00%, 04/28/28 (COP)	230,000,000	69,570
		125,840

France 4.9%
France Government Bond OAT
0.00%, 05/25/20 (EUR) (b)	117,100	125,366
3.00%, 04/25/22 (EUR)	13,100	16,132
0.50%, 05/25/25 (EUR)	192,000	204,002
4.75%, 04/25/35 (EUR)	31,400	52,354
		397,854

Indonesia 2.1%
Indonesia Treasury Bond
8.25%, 07/15/21 (IDR)	380,000,000	28,967
5.63%, 05/15/23 (IDR)	533,000,000	35,301
8.38%, 03/15/24 (IDR)	30,000,000	2,283
8.38%, 09/15/26 (IDR)	500,000,000	38,245
8.38%, 03/15/34 (IDR)	800,000,000	59,855
		164,651

Japan 16.6%
Japan Government Five Year Bond
0.10%, 06/20/21 (JPY)	15,500,000	133,869
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Japan Government Ten Year Bond
1.70%, 03/20/17 (JPY)	6,400,000	54,986
1.40%, 03/20/18 (JPY)	11,450,000	99,934
0.80%, 09/20/20 (JPY)	27,900,000	246,928
0.60%, 03/20/24 (JPY)	27,000,000	241,770
0.10%, 06/20/26 (JPY)	13,600,000	117,252
Japan Government Thirty Year Bond
1.70%, 03/20/44 (JPY)	22,200,000	238,077
Japan Government Twenty Year Bond
0.20%, 06/20/36 (JPY)	25,900,000	207,029
		1,339,845

Malaysia 6.3%
Malaysia Government Bond
3.31%, 10/31/17 (MYR)	410,000	91,531
3.76%, 03/15/19 (MYR)	220,000	49,306
3.62%, 11/30/21 (MYR)	130,000	28,914
3.42%, 08/15/22 (MYR)	120,000	25,873
3.80%, 09/30/22 (MYR)	100,000	21,952
3.80%, 08/17/23 (MYR)	210,000	45,990
4.18%, 07/15/24 (MYR)	432,000	95,464
3.96%, 09/15/25 (MYR)	682,000	147,534
		506,564

Mexico 7.3%
Mexico Government Bond
4.75%, 06/14/18 (MXN)	1,000,000	46,859
6.50%, 06/10/21 (MXN)	4,150,000	195,399
8.00%, 12/07/23 (MXN)	3,300,000	165,345
7.50%, 06/03/27 (MXN)	1,120,000	53,866
10.00%, 11/20/36 (MXN)	2,165,000	127,212
		588,681

New Zealand 3.0%
New Zealand Government Bond
5.50%, 04/15/23 (NZD)	243,000	193,317
4.50%, 04/15/27 (NZD)	66,000	50,444
		243,761

Peru 1.9%
Peru Government Bond
7.84%, 08/12/20 (PEN)	209,000	67,777
8.20%, 08/12/26 (PEN)	40,000	13,466
6.95%, 08/12/31 (PEN)	60,000	18,267
6.90%, 08/12/37 (PEN)	160,000	47,583
6.85%, 02/12/42 (PEN)	20,000	5,781
		152,874

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Poland 8.2%
Poland Government Bond
4.75%, 04/25/17 (PLN)	536,000	129,362
2.50%, 07/25/18 (PLN)	370,000	89,249
1.50%, 04/25/20 (PLN)	400,000	92,567
5.25%, 10/25/20 (PLN)	170,000	44,415
2.00%, 04/25/21 (PLN)	150,000	34,713
5.75%, 09/23/22 (PLN)	240,000	65,129
2.50%, 07/25/26 (PLN)	475,000	103,323
5.75%, 04/25/29 (PLN)	372,000	105,555
		664,313

Russia 1.2%
Russian Federal Bond — OFZ
6.70%, 05/15/19 (RUB)	1,800,000	28,579
7.50%, 08/18/21 (RUB)	1,800,000	28,732
7.00%, 08/16/23 (RUB)	1,000,000	15,381
8.15%, 02/03/27 (RUB)	1,300,000	21,187
		93,879

South Africa 2.1%
South Africa Government Bond
7.75%, 02/28/23 (ZAR)	600,000	41,912
10.50%, 12/21/26 (ZAR)	500,000	40,178
8.25%, 03/31/32 (ZAR)	530,000	34,795
6.25%, 03/31/36 (ZAR)	1,000,000	52,019
		168,904

Spain 5.5%
Spain Government Bond
5.85%, 01/31/22 (EUR)	137,000	183,721
1.60%, 04/30/25 (EUR)	142,000	154,837
4.20%, 01/31/37 (EUR)	77,000	107,906
		446,464

Turkey 2.3%
Turkey Government Bond
8.70%, 07/11/18 (TRY)	110,000	30,534
10.50%, 01/15/20 (TRY)	125,000	35,584
10.70%, 02/17/21 (TRY)	110,000	31,095
9.20%, 09/22/21 (TRY)	110,000	29,302
7.10%, 03/08/23 (TRY)	110,000	25,746
8.00%, 03/12/25 (TRY)	90,000	21,359
10.60%, 02/11/26 (TRY)	50,000	13,808
		187,428
Total Government Bonds
(Cost $5,917,109)		5,381,109

U.S. Government Securities 31.4% of net assets

United States 31.4%
U.S. Treasury Bond
3.38%, 05/15/44 (USD)	305,000	323,509
U.S. Treasury Notes
1.25%, 04/30/19 (USD)	32,000	31,985
3.63%, 08/15/19 (USD)	230,000	243,517
2.13%, 08/31/20 (USD)	268,000	272,381
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
3.63%, 02/15/21 (USD)	494,300	530,706
2.13%, 08/15/21 (USD)	275,000	277,659
2.50%, 08/15/23 (USD)	119,100	121,233
2.50%, 05/15/24 (USD)	453,600	460,466
1.63%, 02/15/26 (USD)	295,000	275,693
Total U.S. Government Securities
(Cost $2,552,275)		2,537,149
Security	Number of Shares	Value ($)
Other Investment Company 0.6% of net assets

United States 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (a)	47,355	47,355
Total Other Investment Company
(Cost $47,355)		47,355
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Short-Term Investment 0.4% of net assets

United States 0.4%
U.S. Treasury Bill
0.44%, 02/09/17 (USD) (c)	33,700	33,685
Total Short-Term Investment
(Cost $33,684)		33,685

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $8,668,665 and the unrealized appreciation and depreciation were $35,551 and ($704,918), respectively, with a net unrealized depreciation of ($669,367).
(a)	The rate shown is the 7-day yield.
(b)	Zero Coupon Bond.
(c)	The rate shown is the purchase yield.

BRL –	Brazilian real
CLP –	Chilean Peso
CNY –	Chinese yuan renminbi
COP –	Colombian Peso
EUR –	euro currency
GBP –	Great British pound
IDR –	Indonesian rupiah
JPY –	Japanese yen
MXN –	Mexican peso
MYR –	Malaysian ringgit
NZD –	New Zealand dollar
PEN –	Peruvian nuevo sol
PLN –	Polish zloty
RUB –	Russian ruble
SEK –	Swedish krona
TRY –	Turkish lira
USD –	U.S. dollar
ZAR –	South African rand

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 12/31/16:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
01/25/2017	Barclays Capital, Inc.	CLP	46,475,500	USD	69,286	(1,421)
01/25/2017	JPMorgan Chase Bank	CNY	313,500	USD	45,073	(858)
01/25/2017	State Street Bank & Trust Co.	EUR	551,000	USD	580,666	(21,653)
01/25/2017	State Street Bank & Trust Co.	GBP	457,500	USD	564,158	3,442
01/25/2017	State Street Bank & Trust Co.	GBP	137,500	USD	169,556	(4,949)
01/25/2017	State Street Bank & Trust Co.	NZD	5,000	USD	3,471	(7)
01/25/2017	State Street Bank & Trust Co.	NZD	3,500	USD	2,430	(55)
01/25/2017	State Street Bank & Trust Co.	NZD	3,500	USD	2,430	(126)
01/25/2017	State Street Bank & Trust Co.	SEK	3,582,500	USD	393,778	(10,170)
01/25/2017	JPMorgan Chase Bank	USD	6,355	CLP	4,263,000	(19)
01/25/2017	Barclays Capital, Inc.	USD	45,073	CNY	313,500	771
01/25/2017	State Street Bank & Trust Co.	USD	34,777	EUR	33,000	288
01/25/2017	State Street Bank & Trust Co.	USD	32,142	EUR	30,500	(296)
01/25/2017	State Street Bank & Trust Co.	USD	32,678	GBP	26,500	863
01/25/2017	State Street Bank & Trust Co.	USD	45,009	GBP	36,500	298
01/25/2017	State Street Bank & Trust Co.	USD	251,657	NZD	362,500	6,965
01/25/2017	State Street Bank & Trust Co.	USD	30,942	SEK	281,500	(107)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(27,034)

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$5,381,109	$—	$5,381,109
U.S. Government Securities[1]	—	2,537,149	—	2,537,149
Other Investment Company[1]	47,355	—	—	47,355
Short-Term Investment[1]	—	33,685	—	33,685
Total	$47,355	$7,951,943	$—	$7,999,298
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$12,627	$—	$12,627
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($39,661)	$—	($39,661)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.

Laudus Mondrian Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at the mean of the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Forward foreign currency exchange contracts (forwards): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

Laudus Mondrian Funds
Notes to Portfolio Holdings (continued)

•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87099DEC16

Laudus Trust
Laudus U.S. Large Cap Growth Fund

Portfolio Holdings as of December 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	1,430,061,663	1,712,905,007
99.6%	Total Investments	1,430,061,663	1,712,905,007
0.4%	Other Assets and Liabilities, Net		7,292,428
100.0%	Net Assets		1,720,197,435

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Banks 6.2%
Bank of America Corp.	1,703,774	37,653,405
Citigroup, Inc.	632,947	37,616,040
First Republic Bank	80,261	7,395,249
SunTrust Banks, Inc.	127,648	7,001,493
Wells Fargo & Co.	310,748	17,125,322
		106,791,509

Capital Goods 4.1%
Acuity Brands, Inc.	122,516	28,284,044
Roper Technologies, Inc.	133,711	24,479,810
TransDigm Group, Inc.	71,844	17,886,282
		70,650,136

Commercial & Professional Supplies 1.2%
Equifax, Inc.	170,850	20,199,596

Consumer Durables & Apparel 2.5%
NIKE, Inc., Class B	852,604	43,337,861

Consumer Services 1.5%
Chipotle Mexican Grill, Inc. *	19,980	7,538,854
Domino's Pizza, Inc.	117,481	18,707,674
		26,246,528

Diversified Financials 3.7%
Berkshire Hathaway, Inc., Class B *	259,069	42,223,066
Discover Financial Services	134,884	9,723,788
Morgan Stanley	264,838	11,189,405
		63,136,259

Energy 2.6%
Concho Resources, Inc. *	79,110	10,489,986
EOG Resources, Inc.	122,892	12,424,381
Pioneer Natural Resources Co.	125,703	22,635,339
		45,549,706

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.7%
Costco Wholesale Corp.	75,527	12,092,628

Food, Beverage & Tobacco 3.2%
Anheuser-Busch InBev N.V. ADR	94,464	9,960,284
Constellation Brands, Inc., Class A	295,257	45,265,851
		55,226,135

Health Care Equipment & Services 8.3%
Becton, Dickinson & Co.	153,213	25,364,412
Boston Scientific Corp. *	865,307	18,716,590
Humana, Inc.	94,308	19,241,661
UnitedHealth Group, Inc.	497,511	79,621,661
		142,944,324

Materials 1.7%
Ecolab, Inc.	49,624	5,816,925
The Sherwin-Williams Co.	87,148	23,420,154
		29,237,079

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Alexion Pharmaceuticals, Inc. *	519,096	63,511,396
Biogen, Inc. *	83,314	23,626,184
Regeneron Pharmaceuticals, Inc. *	50,321	18,472,336
Zoetis, Inc.	304,829	16,317,496
		121,927,412

Real Estate 1.2%
Equinix, Inc.	57,467	20,539,280

Retailing 17.3%
Amazon.com, Inc. *	163,161	122,349,539
Dollar Tree, Inc. *	155,524	12,003,342
Netflix, Inc. *	443,652	54,924,118
The Home Depot, Inc.	317,114	42,518,645
The Priceline Group, Inc. *	34,847	51,087,793
Ulta Salon, Cosmetics & Fragrance, Inc. *	58,451	14,901,498
		297,784,935

Semiconductors & Semiconductor Equipment 4.3%
ASML Holding N.V. — Reg’d	354,121	39,732,376
Broadcom Ltd.	164,896	29,148,666
NVIDIA Corp.	46,744	4,989,455
		73,870,497

Software & Services 28.8%
Activision Blizzard, Inc.	945,672	34,148,216
Alphabet, Inc., Class A *	150,967	119,633,799
Autodesk, Inc. *	138,993	10,286,872

1

Laudus U.S. Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Facebook, Inc., Class A *	371,476	42,738,314
Fiserv, Inc. *	135,478	14,398,602
FleetCor Technologies, Inc. *	237,316	33,584,960
Global Payments, Inc.	428,527	29,744,059
Microsoft Corp.	1,479,378	91,928,549
Tencent Holdings Ltd.	1,813,300	43,967,279
Vantiv, Inc., Class A *	353,101	21,051,882
Visa, Inc., Class A	684,213	53,382,298
		494,864,830

Technology Hardware & Equipment 1.0%
Apple, Inc.	145,741	16,879,723

Telecommunication Services 1.3%
SBA Communications Corp., Class A *	215,236	22,225,269

Transportation 2.9%
Delta Air Lines, Inc.	736,010	36,204,332
Norfolk Southern Corp.	122,115	13,196,968
		49,401,300
Total Common Stock
(Cost $1,430,061,663)		1,712,905,007

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $1,434,230,008 and the unrealized appreciation and depreciation were $288,436,264 and ($9,761,265), respectively, with a net unrealized appreciation of $278,674,999.
*	Non-income producing security.

ADR –	American Depositary Receipt
Reg'd –	Registered

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,218,040,177	$—	$—	$1,218,040,177
Software & Services	450,897,551	43,967,279	—	494,864,830
Total	$1,668,937,728	$43,967,279	$—	$1,712,905,007
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
2

Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
3

Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings (continued)

•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG60662DEC16
4

Item 2.	Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	2/13/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	2/13/17

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	2/13/17